Document and Entity Information	Feb. 13, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity Incorporation State Country Code	GA
Entity File Number	1-16427
Entity Tax Identification Number	37-1490331
Entity Address, Address Line One	347 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
M 0.750 Senior Notes Due 20239 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2023
Trading Symbol	FIS23A
Security Exchange Name	NYSE
M 1.100 Senior Notes Due 20241 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.100% Senior Notes due 2024
Trading Symbol	FIS24A
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 20252 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2025
Trading Symbol	FIS25B
Security Exchange Name	NYSE
M 1.500 Senior Notes Due 20273 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 20284 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
M 2.250 Senior Notes Due 20295 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
M 2.000 Senior Notes Due 20306 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
M 3.360 Senior Notes Due 20317 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
M 2.950 Senior Notes Due 20398 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE